UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues	$ 908	$ 538	$ 1,810	$ 1,035
Direct operating costs	(329)	(149)	(668)	(296)
General and administrative expenses	(17)	(17)	(35)	(33)
Profit (loss) from operating activities	562	372	1,107	706
Interest expense	(259)	(161)	(498)	(314)
Share of earnings from investments in associates	0	3	0	4
Remeasurement of liability	498	(301)	535	(608)
Mark-to-market and foreign currency revaluation	(15)	12	(36)	12
Other (expense) income	(44)	16	(70)	26
Income (loss) before income tax	742	(59)	1,038	(174)
Income tax expense
Current	(94)	(89)	(195)	(169)
Deferred	(5)	(6)	(3)	(6)
Net income (loss)	643	(154)	840	(349)
Attributable to:
Brookfield Infrastructure Partners L.P.	491	(274)	519	(575)
Non-controlling interest	$ 152	$ 120	$ 321	$ 226